Consolidated Statements of Comprehensive Income / (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Revenues (Note 4)	$ 184,665	$ 140,865	$ 108,374
Expenses / (income), net:
Voyage expenses (Note 11)	10,698	6,301	2,930
Vessel operating expenses (Note 11)	41,199	33,745	26,632
Vessel operating expenses - related parties (Notes 5, 11)	5,923	4,976	3,917
General and administrative expenses (including $2,013, $2,049 and $2,146 to related parties, for the years ended December 31, 2021, 2020 and 2019, respectively) (Notes 5, 14)	8,662	7,195	5,502
Gain on sale of vessels (Note 6)	(46,812)	0	0
Vessel depreciation and amortization (Note 6)	46,935	41,405	29,261
Operating income	118,060	47,243	40,132
Other income / (expense), net:
Interest expense and finance cost (Note 8)	(20,129)	(16,741)	(17,036)
Other income / (expense)	247	(135)	1,325
Total other expense, net	(19,882)	(16,876)	(15,711)
Partnership’s net income from continuing operations attributable to:	98,178	30,367	24,421
Preferred unit holders’ interest in Partnership’s net income from continuing operations (Note 15)	0	0	2,652
Deemed dividend to preferred unit holders’ (Note 15)	0	0	9,119
General Partner’s interest in Partnership’s net income from continuing operations (Note 15)	1,790	558	236
Common unit holders’ interest in Partnership’s net income from continuing operations (Note 15)	96,388	29,809	12,414
Partnership’s net loss from discontinued operations (Note 3)	0	0	(146,876)
Total Partnership’s comprehensive income / (loss)	$ 98,178	$ 30,367	$ (122,455)
Net income from continuing operations per (Note 15):
• Common unit, basic and diluted	$ 5.14	$ 1.60	$ 0.68
• Common units, basic and diluted	18,342,413	18,194,186	18,178,144
Net loss from discontinued operations per:
• Common unit, basic and diluted	$ 0	$ 0	$ (7.93)
Net income / (loss) from operations per:
• Common unit, basic and diluted	$ 5.14	$ 1.60	$ (7.25)